Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment ("OTTI") of the Company's fixed maturity and equity securities as of the dates indicated:

	December 31, 2015
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$1,859	$194	$—	$2,053	$—
States, municipalities and political subdivisions	36,850	1,890	—	38,740	—
Foreign governments	14,567	2,644	—	17,211	—
Asset-backed	575	37	—	612	—
Commercial mortgage-backed	1,064	15	—	1,079	—
Residential mortgage-backed	64,917	6,133	(100)	70,950	2,346
Corporate	2,052,845	283,686	(20,255)	2,316,276	11,972
Total fixed maturity securities	$2,172,677	$294,599	$(20,355)	$2,446,921	$14,318
Equity securities:
Common stocks	$92	$361	$—	$453	$—
Non-redeemable preferred stocks	144,315	13,783	(469)	157,629	—
Total equity securities	$144,407	$14,144	$(469)	$158,082	$—

	December 31, 2014
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$19,221	$255	$(1)	$19,475	$—
States, municipalities and political subdivisions	42,745	3,043	—	45,788	—
Foreign governments	19,061	2,763	—	21,824	—
Asset-backed	684	50	—	734	—
Commercial mortgage-backed	3,794	102	—	3,896	—
Residential mortgage-backed	65,090	6,948	(12)	72,026	2,386
Corporate	2,099,296	418,393	(2,744)	2,514,945	13,455
Total fixed maturity securities	$2,249,891	$431,554	$(2,757)	$2,678,688	$15,841
Equity securities:
Common stocks	$92	$322	$—	$414	$—
Non-redeemable preferred stocks	122,255	13,350	(273)	135,332	—
Total equity securities	$122,347	$13,672	$(273)	$135,746	$—
(a)  Represents the amount of OTTI recognized in accumulated other comprehensive income ("AOCI"). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2015 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$30,471	$30,727
Due after one year through five years	352,473	378,898
Due after five years through ten years	339,463	351,174
Due after ten years	1,383,714	1,613,481
Total	2,106,121	2,374,280
Asset-backed	575	612
Commercial mortgage-backed	1,064	1,079
Residential mortgage-backed	64,917	70,950
Total	$2,172,677	$2,446,921

Schedule of Major Categories of Net Investment Income
Major categories of net investment income were as follows:

	Years Ended December 31,
	2015	2014	2013
Fixed maturity securities	$129,980	$136,005	$143,493
Equity securities	9,139	6,932	5,984
Commercial mortgage loans on real estate	30,417	33,403	36,336
Policy loans	529	778	802
Short-term investments	39	9	22
Other investments	5,266	10,617	3,580
Cash and cash equivalents	3	4	1
Total investment income	175,373	187,748	190,218
Investment expenses	(5,920)	(7,014)	(7,258)
Net investment income	$169,453	$180,734	$182,960

Summary of Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2015	2014	2013
Proceeds from sales	$312,031	$294,502	$438,984
Gross realized gains	9,733	16,833	23,898
Gross realized losses	4,284	1,083	11,173

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary Impairments
The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2015	2014	2013
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$3,164	$16,820	$4,554
Equity securities	1,791	(328)	8,793
Commercial mortgage loans on real estate	390	32	1,599
Other investments	11,699	(159)	(1,457)
Total net realized gains related to sales and other	17,044	16,365	13,489
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(2,382)	(24)	(1,865)
Other investments	(4,641)	—	—
Total net realized losses related to other-than-temporary impairments	(7,023)	(24)	(1,865)
Total net realized gains	$10,021	$16,341	$11,624

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2015	2014	2013
Balance, beginning of year	$13,467	$14,164	$26,970
Additions for credit loss impairments recognized in the current period on securities previously impaired	—	24	87
Additions for credit loss impairments recognized in the current period on securities not previously impaired	763	—	—
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(224)	(461)	(123)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(367)	(260)	(12,770)
Balance, end of year	$13,639	$13,467	$14,164

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2015 and 2014 were as follows:

	December 31, 2015
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	5,820	(91)	522	(9)	6,342	(100)
Corporate	282,972	(18,325)	10,838	(1,930)	293,810	(20,255)
Total fixed maturity securities	$288,792	$(18,416)	$11,360	$(1,939)	$300,152	$(20,355)
Equity securities:
Non-redeemable preferred stocks	$16,307	$(330)	$4,573	$(139)	$20,880	$(469)

	December 31, 2014
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
United States Government and government agencies and authorities	$1,889	$(1)	$—	$—	$1,889	$(1)
Residential mortgage-backed	—	—	526	(12)	526	(12)
Corporate	98,644	(2,327)	5,295	(417)	103,939	(2,744)
Total fixed maturity securities	$100,533	$(2,328)	$5,821	$(429)	$106,354	$(2,757)
Equity securities:
Non-redeemable preferred stocks	$1,417	$(14)	$4,454	$(259)	$5,871	$(273)

Schedule of Cost or Amortized Cost and Fair Value of Available-For-Sale Fixed Maturity Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2015, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due after one year or less	$4,439	$4,429
Due after one year through five years	26,769	25,595
Due after five years through ten years	139,913	134,975
Due after ten years	142,944	128,811
Total	314,065	293,810
Residential mortgage-backed	6,442	6,342
Total	$320,507	$300,152

Summary of Loan-To-Value and Average Debt-Service Coverage Ratios
The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2015
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$399,321	94.7%	1.98
71 - 80%	11,590	2.8%	1.25
81 - 95%	5,916	1.4%	0.92
Greater than 95%	4,816	1.1%	3.52
Gross commercial mortgage loans on real estate	421,643	100.0%	1.96
Less valuation allowance	(1,074)
Net commercial mortgage loans on real estate	$420,569

	December 31, 2014
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$447,941	89.4%	1.99
71 - 80%	40,651	8.1%	1.28
81 - 95%	6,155	1.2%	0.99
Greater than 95%	6,531	1.3%	0.43
Gross commercial mortgage loans on real estate	501,278	100.0%	1.90
Less valuation allowance	(1,464)
Net commercial mortgage loans on real estate	$499,814